Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Capital Reserve [Member]	Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]	Retained earnings [Member]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member] [1]	Additional equity components [Member]	[3]	Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2018		€ 68,737	€ 5,291	€ 40,252	€ (15)	€ 17	€ 15	€ 253	[2]	€ 62,495	€ 16,714	€ (34)	€ 28	€ 0	€ 228	€ 4,675		€ 1,568
Equity, Balance (IFRS 9) at Dec. 31, 2018		68,601	5,291	40,252	(15)	17	15	253	[2]	62,358	16,578	(34)	28	0	228	4,675		1,568
IFRS 9 Introduction Impact	[2]	(137)	0	0	0	0	0	0		(136)	(136)	0	0	0	0	0		0
Total comprehensive income (loss), net of tax		(5,079)	0	0	0	(3)	(15)	168	[2]	(5,222)	(5,390)	79	(2)	0	108	0		142
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Cash dividends paid		(286)	0	0	0	0	0	0	[2]	(227)	(227)	0	0	0	0	0		(59)
Coupon on additional equity components		(330)	0	0	0	0	0	0	[2]	(330)	(330)	0	0	0	0	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(994)	0	0	0	0	0	0	[2]	(987)	(987)	0	0	0	0	0		(7)
Net change in share awards in the reporting period		119	0	118	0	0	0	0	[2]	118	0	0	0	0	0	0		2
Treasury shares distributed under share-based compensation plans		185	0	0	185	0	0	0	[2]	185	0	0	0	0	0	0		0
Tax benefits related to share-based compensation plans		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Option premiums and other effects from options on common shares		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Purchases of treasury shares		(1,359)	0	0	(1,359)	0	0	0	[2]	(1,359)	0	0	0	0	0	0		0
Sale of treasury shares		1,185	0	0	1,185	0	0	0	[2]	1,185	0	0	0	0	0	0		0
Net gains (losses) on treasury shares sold		3	0	3	0	0	0	0	[2]	3	0	0	0	0	0	0		0
Other		114	0	133	0	0	0	0	[2]	133	0	0	0	0	0	(10)		(9)
Equity, Balance at Dec. 31, 2019		62,160	5,291	40,505	(4)	14	0	421	[2]	55,857	9,644	45	25	0	336	4,665		1,638
Total comprehensive income (loss), net of tax	[2]	(999)	0	0	0	(7)	(1)	(1,539)		(1,056)	483	233	(18)	0	(1,747)	0		57
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Cash dividends paid		(77)	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		(77)
Coupon on additional equity components		(349)	0	0	0	0	0	0	[2]	(349)	(349)	0	0	0	0	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		225	0	0	0	0	0	0	[2]	223	223	0	0	0	0	0		2
Net change in share awards in the reporting period		(135)	0	(131)	0	0	0	0	[2]	(131)	0	0	0	0	0	0		(4)
Treasury shares distributed under share-based compensation plans		208	0	0	208	0	0	0	[2]	208	0	0	0	0	0	0		0
Tax benefits related to share-based compensation plans		11	0	11	0	0	0	0	[2]	11	0	0	0	0	0	0		0
Option premiums and other effects from options on common shares		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Purchases of treasury shares		(279)	0	0	(279)	0	0	0	[2]	(279)	0	0	0	0	0	0		0
Sale of treasury shares		68	0	0	68	0	0	0	[2]	68	0	0	0	0	0	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Other		1,352	0	221	0	0	0	0	[2]	221	0	0	0	0	0	1,159	[4]	(28)
Equity, Balance at Dec. 31, 2020		62,184	5,291	40,606	(7)	7	(1)	(1,118)	[2]	54,774	10,002	278	7	0	(1,411)	5,824		1,587
Total comprehensive income (loss), net of tax	[2]	3,325	0	0	0	(40)	(5)	667		3,118	2,451	(403)	(13)	0	1,128	0		207
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	0	0	0	2	[2]	0	(2)	0	2	0	0	0		0
Cash dividends paid		(85)	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		(85)
Coupon on additional equity components		(363)	0	0	0	0	0	0	[2]	(363)	(363)	0	0	0	0	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		597	0	0	0	0	0	0	[2]	592	592	0	0	0	0	0		4
Net change in share awards in the reporting period		(101)	0	(99)	0	0	0	0	[2]	(99)	0	0	0	0	0	0		(2)
Treasury shares distributed under share-based compensation plans		312	0	0	312	0	0	0	[2]	312	0	0	0	0	0	0		0
Tax benefits related to share-based compensation plans		29	0	29	0	0	0	0	[2]	29	0	0	0	0	0	0		0
Option premiums and other effects from options on common shares		(50)	0	(50)	0	0	0	0	[2]	(50)	0	0	0	0	0	0		0
Purchases of treasury shares		(346)	0	0	(346)	0	0	0	[2]	(346)	0	0	0	0	0	0		0
Sale of treasury shares		35	0	0	35	0	0	0	[2]	35	0	0	0	0	0	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Other		2,562	0	94	0	0	0	0	[2]	94	0	0	0	0	0	2,481		(13)
Equity, Balance at Dec. 31, 2021		€ 68,099	€ 5,291	€ 40,580	€ (6)	€ (33)	€ (6)	€ (449)	[2]	€ 58,096	€ 12,680	€ (124)	€ (3)	€ 0	€ (282)	€ 8,305		€ 1,698

[1]	Excluding unrealized net gains (losses) from equity method investments
[2]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax.
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS.
[4]	Includes net proceeds from issuance, purchase and sale of Additional Equity Components.